Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Acquisitions and Dispositions

NOTE 9. ACQUISITIONS AND DISPOSITIONS

Acquisitions

The Company made no acquisitions during the years ended December 31, 2020 and December 31, 2019, respectively.

Dispositions

The Company made no dispositions during the year ended December 31, 2020.

Facilities Sold to MED

Pursuant to the Purchase and Sale Agreement, dated April 15, 2019, as subsequently amended from time to time (the “PSA”), between certain subsidiaries of the Company and MED Healthcare Partners LLC (“MED”), the Company sold to affiliates of MED four skilled nursing facilities (collectively, the “PSA Facilities”), together with substantially all of the fixtures, equipment, furniture, leases and other assets relating to such PSA Facilities (the “Asset Sale”). Under the PSA, the Company sold: (i) on August 28, 2019, the 100-bed skilled nursing facility commonly known as Northwest Nursing Center located in Oklahoma City, Oklahoma (the “Northwest Facility”); and (ii) on August 1, 2019, the following three facilities, (a) the 182-bed skilled nursing facility commonly known as Attalla Health & Rehab located in Attalla, Alabama (the “Attalla Facility”), (b) the 100-bed skilled nursing facility commonly known as Healthcare at College Park located in College Park, Georgia (the “College Park Facility”), and (c) the 118-bed skilled nursing facility commonly known as Quail Creek Nursing Home located in Oklahoma City, Oklahoma (the “Quail Creek Facility”).

Subject to the terms of the PSA, the Company sold, and MED purchased, all of the Company’s right, title and interest in the PSA Facilities. MED’s obligation to complete such purchase and sale was subject to specified closing conditions, which included a 30 day due diligence period (the “Due Diligence Period”).  In consideration therefor, MED paid to the Company the sum of approximately $28.5 million in cash.

On June 11, 2019, the Company and MED entered into an amendment (the “PSA Amendment”) to the PSA, pursuant to which the Company and MED agreed, that the Due Diligence Period expired as of June 3, 2019 and that the scheduled closing date, subject to satisfaction or waiver of customary terms and conditions, would occur on August 1, 2019. In accordance with the PSA and PSA Amendment, MED deposited the first deposit of $0.15 million and the second deposit of $0.15 million into an escrow account.

On August 1, 2019, the Company and MED completed the sale of three of the PSA Facilities, together with substantially all of the fixtures, equipment, furniture, leases and other assets relating to such facilities, pursuant to the PSA as amended, and entered into an additional amendment to the PSA on July 31, 2019 (the “PSA NW Amendment”). The aggregate purchase price paid to the Company for the three facilities was $26.1 million, net of $0.175 million from the first and second deposits held in escrow. The remaining earned $0.125 million was applied to the remaining facility sale on August 28, 2019, and the Company paid a $0.4 million sale commission. The proceeds from the sale were used to repay to Pinecone Realty Partners II, LLC (“Pinecone”) all amounts owed under a loan agreement, dated February 15, 2018, as amended from time to time, with an original aggregate principal amount of $16.25 million which refinanced existing mortgage debt (the “Pinecone Credit Facility”) and all amounts owed under a term loan agreement, dated September 27, 2013, as amended from time to time, between the Company and Congressional Bank (the “Quail Creek Credit Facility”).

The PSA NW Amendment provided for: (i) the extension of the scheduled closing date of the fourth facility, the Northwest Facility, to August 30, 2019, subject to satisfaction or waiver of customary terms and conditions, which could have been extended to September 30, 2019, for an additional non-refundable fee of $0.075 million if MED notified the Company in writing by August 28, 2019 at 5:00 p.m. EST; and (ii) a reduction in the purchase price of approximately $0.1 million for building improvements.

On August 28, 2019, the Company sold to MED the Northwest Facility, together with substantially all of the fixtures, equipment, furniture, leases and other assets relating to the Northwest Facility, pursuant to the PSA as amended, between the Company and MED. In connection with the sale, MED paid to the Company a cash purchase price for the Northwest Facility equal to $2.4 million, and the Company incurred approximately $0.1 million for a building improvement credit and sales commission expenses.

The sale of the PSA Facilities contributed approximately $4.8 million income to the Company’s “Net loss attributable to Regional Health Properties, Inc. common stockholders” for the twelve months ended December 31, 2019, which was comprised of approximately $6.4 million gain on the sale of assets, approximately $0.1 million in operational net income offset by approximately $1.7 million of expenses related to the Pinecone Credit Facility forbearance agreements and debt extinguishment, in "Net loss attributable to Regional Health Properties, Inc. common stockholders" reported in the Consolidated Statement of operations for the twelve months ended December 31, 2019.

The following table provides summary information regarding the leases associated with the PSA Facilities and related licensed beds/units by operator affiliation as of the disposition date:

					2019 Cash	2019 Cash
				Lease Term	Annual Rent	Annual Rent
Facility Name	Licensed Beds/Units	Location	Operator Affiliation	Expiration Date	(Amounts in 000’s)	% of Total Expected
Attalla (a)	182	AL	C.R. Management	8/31/2030	$1,175	6.4%
College Park (a)	100	GA	C.R. Management	3/31/2025	645	3.5%
Quail Creek (a)	118	OK	Southwest LTC	12/31/2025	783	4.3%
Northwest (b)	100	OK	Southwest LTC	12/31/2025	379	2.1%
Total	500				$2,982	16.3%

(a)

Disposition was completed on August 1, 2019. The Company received net proceeds of $0.4 million after repayment of the Pinecone Credit Facility, the Quail Creek Credit Facility and associated expenses related to the transactions.

(b)	Disposition was completed on August 28, 2019. The Company received net proceeds of $2.3 million.

The following table provides summary information regarding the credit facilities associated with the PSA Facilities and related purchase price, debt repaid and net gain on the sale for the period ended December 31, 2019:

				Principal indebtedness repaid	Purchase Price	Gain/(loss) on Sale
Facility Name	Lender	Interest Rate		(Amounts in 000’s)	(Amounts in 000’s)	(Amounts in 000’s)
Attalla	Pinecone	Fixed	13.50%	$9,696	$13,000	$3,739
College Park	Pinecone	Fixed	13.50%	3,043	7,000	3,050
Quail Creek	Congressional Bank	LIBOR + 4.75%	7.15%	3,878	6,100	524
Northwest	Pinecone	Fixed	13.50%	3,011	2,400	(862)
AdCare Property Holdings	Pinecone	Fixed	13.50%	5,009	—	—
Total				$24,637	$28,500	$6,451

Pinecone Credit Facility

On August 1, 2019, the Company paid $21.3 million to Pinecone to repay all amounts owed under the Pinecone Credit Facility and a forbearance agreement (the “A&R New Forbearance Agreement”). The repayment amount was comprised of the following amounts: (i) approximately $20.7 million in principal (net of $0.1 million loan forgiveness); (ii) $0.5 million in interest; and (iii) $0.1 million in legal expenses. On September 30, 2019, the Company paid $0.4 million to Pinecone to terminate the Surviving Obligations.

Quail Creek Credit Facility

On August 1, 2019, the Company paid approximately $3.8 million to Congressional Bank to extinguish all obligations and amounts owed under the Quail Creek Credit Facility. The repayment amount was comprised of $3.9 million in principal after application of approximately $0.1 million in restricted cash.

Omega Lease Termination

Effective January 15, 2019, and as contemplated by the A&R New Forbearance Agreement, the Company’s lease for of two skilled nursing facilities, an 115-bed skilled nursing facility located in East Point, Georgia and an 184-bed skilled nursing facility located in Atlanta, Georgia (the “Omega Facilities”), which leases were due to expire August 2025 and which Omega Facilities the Company subleased to third party subtenants, were terminated by mutual consent of the Company and the lessor (affiliate of Omega Healthcare) and the sublessees (affiliates of Wellington) of each of the Omega Facilities (the “Omega Lease Termination”).

In connection with the Omega Lease Termination, the Company transferred approximately $0.4 million of all its integral physical fixed assets in the Omega Facilities to the lessor and on January 28, 2019 and received from the lessor gross proceeds of approximately $1.5 million, consisting of (i) a termination fee in the amount of $1.2 million and (ii) approximately $0.3 million to satisfy other net amounts due to the Company under the leases. The Company paid $1.2 million of such Omega Lease Termination proceeds to Pinecone on January 28, 2019, as required by the A&R New Forbearance Agreement, to reimburse Pinecone for approximately $0.3 million of certain unpaid expenses and partially prepay $0.9 million of the AdCare Property Holdings Loan.

The Omega Lease Termination contributed approximately $0.7 million income recorded in "Net loss attributable to Regional Health Properties, Inc. common stockholders" reported in the consolidated statement of operations for the year ended December 31, 2019.

The following table provides summary information for the Omega Lease Termination assets and liabilities held for sale at December 31, 2018 and the assets and liabilities associated with the PSA Facilities sold during the period ended December 31, 2019:

	Disposed		Comparative (b)	Actual (a)
	August 1,	August 28,	December 31,	December 31,
(Amounts in 000's)	2019	2019	2018	2018
Restricted cash, current	$126	$—	$145	$—
Accounts receivable	51	—	55	—
Lease deposits	—	—	—	375
Straight-line rent receivable	932	125	1,013	704
Buildings and improvements, net	15,551	2,320	18,081	352
Equipment and computer related, net	272	187	495	97
Land, net	1,160	181	1,341	—
Intangible assets—lease rights, net	—	—	—	676
Goodwill	230	290	520	—
Assets of disposal group	$18,322	$3,103	$21,650	$2,204

Accounts payable	$—	$—	$—	$100
Other liabilities -lease deposits	140	—	140	170
Notes payable and other debt	24,535	—	24,221	—
Deferred financing costs	(33)	—	(58)	—
Other liabilities -accrued straight-line rent	—	—	—	1,221
Liabilities of disposal group	$24,642	$—	$24,303	$1,491

(a)

Actual Omega Lease Termination assets and liabilities held for sale at December 31, 2018 sold during January 2019. On December 27, 2018, the Board unanimously approved to terminate the Bonterra/Parkview Master Lease for gross proceeds of approximately $1.5 million, consisting of (i) a termination fee in the amount of $1.2 million and (ii) approximately $0.3 million to satisfy other net amounts due to the Company under the leases.

(b)	Comparative balance of assets and liabilities sold pursuant to the PSA at December 31, 2018.